Putnam Investments

100 Federal Street

Boston, MA 02110

March 4, 2024

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Large Cap Value Fund (Reg. No. 2-58869) (811-02742) (the “Fund”) Post-Effective Amendment No. 72 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 72 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 2024.

Comments or questions concerning this certificate may be directed to Elissa O’Bryant at 1-800-225-2465, ext. 17023.

Very truly yours,

PUTNAM LARGE CAP VALUE FUND

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James Thomas, Esq.